Intangible assets (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense of intangible assets	$ 466,836	$ 360,742